Equity Incentive Plan (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified			9 Months Ended	1 Months Ended	0 Months Ended
	Dec. 31, 2013	Feb. 21, 2014 Board of Director [Member] Subsequent Event [Member]	Dec. 31, 2013 Officer and Employee [Member] Restricted Stock [Member]	Sep. 30, 2013 Officer and Employee [Member] Restricted Stock [Member] September 30, 2013	Dec. 17, 2013 Officer and Employee [Member] Restricted Stock [Member] December 17, 2013	Nov. 06, 2013 Officer and Employee [Member] Restricted Stock [Member] November 6, 2013	Feb. 21, 2014 Officer and Employee [Member] Subsequent Event [Member] Restricted Stock [Member]
Common shares reserved for issuance under Equity Incentive Plan	7,012,391	2,150,370
Granted			4,862,020	2,775,000	707,020	1,380,000	2,080,370
Shares vesting in three equal installments				1,395,000	617,020		1,990,370
Balance numner of shares vesting in three equal installments				1,380,000	90,000		90,000
Fair Value of awards				$ 26,918	$ 6,780	$ 13,289	$ 19,410
Vesting Period				3 years	3 years	3 years